Related party transactions - Additional Information (Details) - Associates - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Kantar
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	£ 5	£ 7
USA | Compas
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	£ 202	£ 112